Loans and Borrowings - Senior Credit Facility (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 07, 2024	Jan. 31, 2023	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings	$ 7,786	$ 55,650
Borrowings	426,233	418,057			$ 59,250
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	426,233	418,057
Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 20,000
Senior Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowing facility size		75,000			$ 150,000
Repayments of borrowings		50,000
Accordion option		$ 100,000
Senior secured revolving credit facility
Disclosure of detailed information about borrowings [line items]
Borrowing facility size	$ 75,000			$ 150,000
Senior secured revolving credit facility | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, undrawn commitment fees (as a percent)	0.45%
Senior secured revolving credit facility | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, undrawn commitment fees (as a percent)	1.01%
Senior secured revolving credit facility | LIBOR | Bottom of range
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)	2.00%
Senior secured revolving credit facility | LIBOR | Top of range
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)	4.50%